Statutory Reserves	12 Months Ended
Dec. 31, 2020
Statutory Reserves [Abstract]
STATUTORY RESERVES

Note 15 – STATUTORY RESERVES

According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital. These general reserves are not distributable as cash dividends to equity owners. The Company had appropriated $2,941,715 and $2,267,219 to statutory reserves as of December 31, 2020 and 2019, respectively.